UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21819
PNC Long-Short TEDI Fund LLC
(Exact name of registrant as specified in charter)
Two Hopkins Plaza
Baltimore, MD 21201
(Address of principal executive offices) (Zip code)
John M. Loder, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-239-0418
Date of fiscal year end: March 31
Date of reporting period: September 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
PNC Long-Short Funds
(In Liquidation)
PNC Long-Short Fund LLC
PNC Long-Short TEDI Fund LLC
PNC Long-Short Master Fund LLC
Semi-Annual Reports
September 30, 2011

PNC Long-Short Funds
Table of Contents
September 30, 2011 (In Liquidation) (Unaudited)

PNC Long-Short Master Fund LLC
Master Fund Commentary (In Liquidation) (Unaudited)
Six-Month Period Ended September 30, 2011
Dear Members:
PNC Long-Short Master Fund LLC* (the “Master Fund”) returned -8.95%, net of all fees and expenses, for the six months ended September 30, 2011 (the “Reporting Period”). In comparison, the MSCI All Country World® Index1 declined 15.95% for the same period, while the HFRX Equity Hedge® Index2 fell 15.80%.
Global equity markets sold off sharply during the six months ended September 30, 2011, with the MSCI All Country World® Index falling considerably in five out of the reported six months. However, the Reporting Period started strong as the major indices all advanced on news of solid corporate profits and prospects for continued low interest rates. Negative news surrounding conflicts in the Middle East, rising oil prices, and lower than expected GDP in the U.S. were brushed off, as the major indices neared their all-time highs in April and the Master Fund returned a positive 0.68%.
Concerns over risk assets started to develop in May due to renewed fears over European sovereign debt issues and weaker than expected U.S. and global economic data. Commodities witnessed a sharp reversal with silver falling 21% and oil declining 10%. Looking for safety, investors fled to U.S. Treasuries and investment grade fixed income products. For the month of May, the Master Fund declined 0.93%.
Volatility continued into June, with traditional equity markets falling roughly 5% throughout the first three weeks of the month before reversing course in the final trading days in response to macro events, both domestic and global. Growing concerns over the U.S. debt ceiling debate, the end of the Federal Reserve’s Quantitative Easing program, and Greek austerity measures dominated the headlines. The Master Fund fell 1.26% in June.
Due to defensive positioning and low market exposures, hedge funds were able to protect capital in July as the traditional equity markets continued their decline. Though markets continued to react to negative macro news, hedge fund managers generated alpha by concentrating on second quarter earnings and reports of forward guidance. Macro and Credit-focused managers fared the best due to exposures to government bonds and certain commodities. The Master Fund fell 0.61%, while the HFRX Equity Hedge® Index declined 0.84% and the MSCI All Country World® Index fell 1.79%.
Market turmoil culminated in August as the combination of the U.S. debt downgrade, European sovereign debt issues, and overall lower global growth expectations triggered a strong selloff in risk assets. The S&P 500® Index fell3 as much as 17% on the month, before climbing back to finish down 5.43%. High correlations amongst asset classes made for a challenging environment for hedge fund managers. In an attempt to avoid a 2008-like collapse, fund managers significantly reduced their exposures causing them to miss the late-month rally. The Master Fund declined 3.21% on the month.

The final month of the Reporting Period witnessed another sharp sell-off in global equity markets. Headlines centered around the European fiscal situation as well as lower sentiment in the U.S. Fortunately, hedge funds entered the month conservatively positioned with low gross and net exposures and decreased leverage. The S&P 500® Index declined 7.03%, while international equities fared worse, with the MSCI World® Index down 8.60% and the MSCI Emerging Markets Index®4 down 14.78%. The Master Fund, however, declined 3.89%. Though, there are concerns that this may be another 2008-like market environment, investors are encouraged by relative strength across the financial system, corporate America, and consumer balance sheets compared to 2008.
Manager Highlights
Addison Clark Fund, L.P.(“Addison Clark”) is a proven, successful, controlled long-biased fund. Despite a roughly 50-60% net market exposure throughout the Reporting Period, the fund generated only modest negative performance of 1.80% for the six-month period ending September 30, 2011. Instead of removing risk from the portfolio altogether, Addison Clark used the market downturn to buy into higher conviction names, which benefitted performance when markets snapped back.
Artha Emerging Markets Fund, LP (“Artha”) is a long-biased, flexible Emerging Markets manager that was down 2.22% in a period where Emerging Markets sold off by more than 25%. They were able to reduce their overall market exposure prior to the August/September sell-off, which benefitted portfolio returns.
Broadway Gate Onshore Fund, L.P. (“Broadway Gate”) is a controlled, long-biased fund designed to maintain exposure to equity market upsides. The manager declined 4.22% during the Reporting Period due to a reduced net exposure of roughly 25%, as well as strong hedges in the technology and commercial real estate sectors. Broadway Gate’s long positions in defensive sectors such as healthcare also contributed positively.
Criterion Horizons Fund, L.P. (“Horizons”), which uses a variable exposure long/short equity strategy, was the largest portfolio holding throughout the Reporting Period and generated a positive return of 6.78%. In a period where the traditional markets were down over 20%, Horizons was able to generate alpha with positive performance contributions coming from both the long and short sides of the portfolio.
Kylin Fund, L.P. (“Kylin”) is a pan-Asia manager with demonstrated ability to generate alpha from both the long and short side of the portfolio. The manager returned a positive 3.48% during the Reporting Period predominately on successful short positions in emerging markets such as Korea, China, and Japan.
During the Reporting Period, the Master Fund placed full redemptions for Addison Clark, Broadway Gate, Horizons, Highbridge Long/Short Equity Fund, L.P., and Ivory Flagship Fund, L.P.

Looking Ahead
Upon the recommendation of PNC Capital Advisers, LLC, the Manager to the Master Fund, PNC Long-Short Fund LLC, and PNC Long-Short TEDI Fund LLC (collectively, the “Funds”), on September 8, 2011 the Board of Directors of the Funds voted to liquidate the Funds. It is anticipated that the liquidation of the Funds will be completed by December 31, 2011, or soon thereafter.
Sincerely,
PNC Capital Advisors, LLC
*The Master Fund commenced investment operations on July 1, 2006. The performance and portfolio holdings discussed herein include the past performance and portfolio holdings of a predecessor fund with the same investment objective and strategies that transferred all of its assets to the Master Fund on July 1, 2006.
1The MSCI All Country World® Index (the MSCI ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 18, 2011, the MSCI ACWI consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors may not invest directly into the index.
2The HFRX Equity Hedge® Index is an investable hedge fund index designed to provide returns that reflect the performance of the equity hedge sector of the hedge fund universe.
3The S&P 500® Index is a capitalization weighted index of 500 of the largest companies trading on the NYSE, as selected by Standard & Poor’s. Widely regarded as the standard for measuring large-cap U.S. stock market performance, the index includes exposure to all sectors and industries. An investor may not invest directly in the index.
4The MSCI Emerging Markets® Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 18, 2011, the MSCI Emerging Markets® Index consisted of the following 21 emerging market country indices: Brazil, Chile, China,Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors may not invest directly into the index.
Past performance is no guarantee of future results.

PNC Long-Short Funds
Organizational Structure Summary (In Liquidation) (Unaudited)
Six-Month Period Ended September 30, 2011
PNC Long-Short Fund LLC (the “Fund”) and PNC Long-Short TEDI Fund LLC (the “TEDI Fund”, and together with the Fund, the “Feeder Funds”) are limited liability companies organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, investment management companies. The Feeder Funds’ interests (“Interests”) are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.
The Feeder Funds seek equity-like capital appreciation while attempting to limit risk through the use of an equity-oriented, multi-manager, diversified investment philosophy by investing substantially all of their assets in PNC Long-Short Master Fund LLC (the “Master Fund”), a closed-end, non-diversified, investment management company organized under the laws of the state of Delaware and registered under the 1940 Act, with the same investment objective as the Feeder Funds. The Feeder Funds and Master Fund are referred to collectively within as the Funds.
The TEDI Fund is designed for investment by tax-exempt investors, including 401(k) plans and individual retirement accounts (“IRAs”) and invests substantially all of its investable assets in the Master Fund through a sole purpose intermediate entity, the PNC Long-Short Cayman Fund LDC (the “Offshore Fund”), a Cayman Islands limited duration company with the same investment objectives as the TEDI Fund and Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets. The TEDI Fund owned 100% of the Offshore Fund, and the Offshore Fund owned approximately 8.9% of the Master Fund as of September 30, 2011. As the TEDI Fund controls all of the operations of the Offshore Fund, the TEDI Fund financial statements are the consolidation of the TEDI Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.
This form of structure is commonly referred to as a “master-feeder” structure. Within this structure, the Feeder Funds invest all or substantially all of their investable assets in the Master Fund. The Feeder Funds’ investment objectives are the same as those of the Master Fund.
The Master Fund’s investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of an equity-oriented, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) who employ a variety of alternative investment strategies that, when balanced with other strategies, lower the correlation of the Master Fund’s total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies, although there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event-driven strategies.

PNC Long-Short Funds
Organizational Structure Summary (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
The following diagram is intended as a simplified illustration of the master-feeder structure:

PNC Long-Short Master Fund LLC
Schedule of Investments (In Liquidation) (Unaudited)
Six-Month Period Ended September 30, 2011

			% of
			Members’
	Cost	Value	Capital

Investment Funds*

Event-Driven
Camulos Partners, L.P.	$300,107	$41,699	0.30%
Castlerigg Partners, L.P.	42,559	30,168	0.22
Harbinger Class L Holdings (U.S.), LLC	18,869	28,955	0.21
Harbinger Class PE Holdings (U.S.) Trust	436,704	296,652	2.12
Owl Creek II, L.P.	200,666	257,481	1.84

Total Event-Driven	998,905	654,955	4.69

Long/Short — Long-Biased
Artha Emerging Markets Fund, L.P. (a)	1,000,000	954,023	6.83
Clovis Capital Partners Institutional, L.P. (a)	1,200,000	1,128,634	8.07
Firebird Global Fund II, L.P.	111,489	20,445	0.15
Henderson Asia Pacific Select ARF Ltd. (a)	1,200,000	1,150,498	8.23

Total Long/Short — Long-Biased	3,511,489	3,253,600	23.28

Long/Short — Variable Exposure
Cobalt Partners II, L.P.(a)	885,044	896,825	6.42
JHL Capital Group Fund LLC(a)	1,300,000	1,032,991	7.39
Kylin Fund, L.P. (a)	1,700,000	1,807,970	12.93

Total Long/Short — Variable Exposure	3,885,044	3,737,786	26.74

Total Investment Funds	8,395,438	7,646,341	54.71

Affiliated Registered Investment Company
PNC Advantage Institutional Money Market Fund Institutional Shares, 0.05% (b)	1,882,663	1,882,663	13.47

Total Investments	$10,278,101	9,529,004	68.18

Other Assets and Other Liabilities (Net)		4,447,194	31.82

Members’ capital		$13,976,198	100.00%

The accompanying notes are an integral part of the financial statements.

PNC Long-Short Master Fund LLC
Schedule of Investments (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011

*	All Investment Funds are non-income producing. See Note 3 for additional information on liquidity of Investment Funds.

(a)	Full redemption of Investment Fund submitted in preparation of liquidation. Redemption proceeds will be used to cover any outstanding tender offers as disclosed in Note 1 in Notes to Financial Statements.

(b)	Rate shown is the 7-day effective yield as of September 30, 2011.
As of September 30, 2011, the fair value of the Master Fund’s investments by country as a percentage of Members’ capital is as follows:

Country	Cost	Value
Cayman Islands - 8.23%	$1,200,000	$1,150,498
United States - 59.95%	9,078,101	8,378,506

	$10,278,101	$9,529,004

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $10,278,101. Net unrealized depreciation on investments for tax purposes was $749,097 consisting of $176,566 of gross unrealized appreciation and $925,663 of gross unrealized depreciation.
The investments in Investment Funds shown above, representing 54.71% of Members’ capital, have been fair valued in accordance with procedures established by the Board.
The accompanying notes are an integral part of the financial statements.

PNC Long-Short Funds
Statements of Assets and Liabilities (In Liquidation) (Unaudited)
September 30, 2011

	PNC Long-Short	PNC Long-Short	PNC Long-Short
	Fund LLC	TEDI Fund LLC *	Master Fund LLC
Assets
Investment in Master Fund (cost $12,550,138 and $2,175,156, respectively)	$12,725,460	$1,250,738	$—
Investment Funds, at value (cost $8,395,438)	—	—	7,646,341
Investment in affiliated registered investment company, at value (cost $1,882,663)**	—	—	1,882,663
Receivable from fund investments sold	—	—	6,846,401
Receivable from Master Fund for tender offers	968,842	—	—
Receivable from Manager	158,561	75,214	1,582
Other receivables	1,745	1,745	17,201
Restricted cash	107,143	—	—

Total assets	13,961,751	1,327,697	16,394,188

Liabilities
Fund investment redemptions received in advance	—	—	1,275,000
Notes payable for tender offers	1,075,985	—	—
Due to feeder funds for tender offers	—	—	968,842
Management fee payable	—	—	46,886
Administration fees payable	5,629	5,629	9,907
Deferred compensation	1,745	1,745	17,201
Directors’ fees payable	24	24	8,443
Other accrued expenses	77,510	79,044	91,711

Total liabilities	1,160,893	86,442	2,417,990

Members’ capital	$12,800,858	$1,241,255	$13,976,198

Members’ capital
Net capital contributions	$12,625,536	$2,165,673	$14,725,295
Accumulated net unrealized appreciation/depreciation on investments	175,322	(924,418)	(749,097)

Members’ capital	$12,800,858	$1,241,255	$13,976,198

*	A consolidated Statement of Assets and Liabilities has been presented.

**	See Note 5 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

PNC Long-Short Funds
Statements of Operations (In Liquidation) (Unaudited)
Six-Month Period Ended September 30, 2011

	PNC Long-Short	PNC Long-Short	PNC Long-Short
	Fund LLC	TEDI Fund LLC *	Master Fund LLC
Net investment loss allocated from Master Fund
Affiliated dividend income	$48	$4	$—
Expenses	(228,185)	(20,534)	—

	(228,137)	(20,530)	—

Investment income
Affiliated dividend income	—	—	52

Operating expenses
Management fees	—	—	100,020
Legal fees	20,305	20,305	24,109
Administration fees	28,351	10,809	18,061
Directors’ fees	3,774	3,774	48,686
Tax service fees	17,586	16,975	20,336
Printing fees	18,350	18,350	2,621
Audit fees	7,438	7,438	7,438
Custodian fees	20	10	6,821
Registration fees	3,056	3,056	—
Line of credit facility fees	—	—	6,111
Tax expense	—	—	2,750
Other expenses	9,600	3,353	11,766

Total operating expenses	108,480	84,070	248,719

Less:
Expense waiver/reimbursement from Manager	(177,062)	(76,570)	—

Net operating expenses	(68,582)	7,500	248,719

Net investment loss	(159,555)	(28,030)	(248,667)

Net realized and unrealized gain/(loss) on investments:
Net realized gain allocated from Master Fund	130,120	14,893	—
Net realized gain from investments	—	—	145,013
Net change in unrealized appreciation/depreciation allocated from Master Fund	(1,264,704)	(118,895)	—
Net change in unrealized appreciation/depreciation on investments	—	—	(1,383,600)

Net realized and unrealized loss on investments	(1,134,584)	(104,002)	(1,238,587)

Net decrease in Members’ capital from operating activities	$(1,294,139)	$(132,032)	$(1,487,254)

*	A consolidated Statement of Operations has been presented.
The accompanying notes are an integral part of these financial statements.

PNC Long-Short Funds
Statements of Changes in Members’ Capital (In Liquidation) (Unaudited)

	PNC Long-Short	PNC Long-Short	PNC Long-Short
	Fund LLC	TEDI Fund LLC *	Master Fund LLC
For the year ended March 31, 2011
From operating activities
Net investment loss	$(378,040)	$(61,391)	$(539,008)
Net realized gain allocated from Master Fund	2,570,521	193,097	—
Net realized gain from investments	—	—	2,763,618
Net change in unrealized appreciation/depreciation allocated from Master Fund	(2,167,835)	(197,490)	—
Net change in unrealized appreciation/depreciation on investments	—	—	(2,365,325)

Net increase/(decrease) in Members’ capital from operating activities	24,646	(65,784)	(140,715)

Members’ capital transactions

Sales of Interests	300,000	650,000	1,521,452
Cost of Interests repurchased (net of adjustment for prior period tenders of $30,158 and $66,644, respectively)	(4,028,164)	66,644	(4,295,275)

Net increase/(decrease) in Members’ capital from capital transactions	(3,728,164)	716,644	(2,773,823)

Members’ capital

Balance at beginning of year	18,689,980	722,427	19,325,351

Balance at end of year	$14,986,462	$1,373,287	$16,410,813

For the six-month period ended September 30, 2011

From operating activities

Net investment loss	$(159,555)	$(28,030)	$(248,667)
Net realized gain allocated from Master Fund	130,120	14,893	—
Net realized gain from investments	—	—	145,013
Net change in unrealized appreciation/depreciation allocated from Master Fund	(1,264,704)	(118,895)	—
Net change in unrealized appreciation/depreciation on investments	—	—	(1,383,600)

Net decrease in Members’ capital from operating activities	(1,294,139)	(132,032)	(1,487,254)

Members’ capital transactions

Sales of Interests	75,000	—	175,491
Cost of Interests repurchased (net of adjustment for prior period tenders of $2,377 and $0, respectively) **	(966,465)	—	(1,122,852)

Net increase/(decrease) in Members’ capital from capital transactions	(891,465)	—	(947,361)

The accompanying notes are an integral part of these financial statements.

PNC Long-Short Funds
Statements of Changes in Members’ Capital (In Liquidation) (Continued) (Unaudited)

	PNC Long-Short	PNC Long-Short	PNC Long-Short
	Fund LLC	TEDI Fund LLC *	Master Fund LLC
For the six-month period ended September 30, 2011 (continued)

Members’ capital

Balance at beginning of period	$14,986,462	$1,373,287	$16,410,813

Balance at end of period	$12,800,858	$1,241,255	$13,976,198

*	A consolidated Statement of Changes in Members’ capital has been presented.

**	See Note 3H in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

PNC Long-Short Funds
Statements of Cash Flows (In Liquidation) (Unaudited)
Six-Month Period Ended September 30, 2011

	PNC Long-Short	PNC Long-Short	PNC Long-Short
	Fund LLC	TEDI Fund LLC *	Master Fund LLC
Cash flows from operating activities
Net decrease in Members’ capital from operating activities	$(1,294,139)	$(132,032)	$(1,487,254)
Adjustments to reconcile net decrease in Members’ capital from operating activities to net cash provided by/(used in) operating activities:
Net realized gain from investments	—	—	(145,013)
Net change in unrealized appreciation/depreciation on investments	—	—	1,383,600
Purchases of investment in Master Fund	(139,685)	(35,806)	—
Purchases of investments	—	—	(1,300,000)
Proceeds from sale of investment in Master Fund	966,467	—	—
Proceeds from sale of investments	—	—	7,856,813
Net investment loss and realized/unrealized gain on investments allocated from Master Fund	1,362,721	124,532	—
Net sale of short-term investments	—	—	(1,343,791)
Increase in receivable from fund investments sold	—	—	(5,536,552)
Decrease in restricted cash	188,293	93,336	—
Decrease in receivable from Master Fund for tender offers	1,104,965	—	—
Decrease in fund investments made in advance	—	—	1,300,000
Decrease/(increase) in receivable from Manager	(93,059)	(39,074)	38,746
Decrease in prepaid expenses	—	—	5,014
Decrease/(increase) in other receivable	71	71	(4,791)
Increase/(decrease) in deferred compensation	(71)	(71)	4,791
Increase in directors’ fees payable	3,774	3,774	6,569
Increase in fund investment redemptions received in advance	—	—	1,275,000
Increase/(decrease) in administration fees payable	8,402	8,402	(628)
Decrease in management fee payable	—	—	(11,527)
Increase in other accrued expenses	76,984	70,204	11,349

Net cash provided by/(used in) operating activities	2,184,723	93,336	2,052,326

Cash flows from financing activities
Proceeds from sales of Interests	75,000	—	175,491
Cost of Interests repurchased	(2,259,723)	(93,336)	(2,227,817)

Net cash used in financing activities	(2,184,723)	(93,336)	(2,052,326)

Cash
Beginning of period	—	—	—

End of period	$—	$—	$—

*	A consolidated Statement of Cash Flows has been presented.
The accompanying notes are an integral part of these financial statements.

PNC Long-Short Fund LLC
Financial Highlights (In Liquidation) (Unaudited)

	Six-month
	period		Year	Year	Year	Year	Year
	ended		ended	ended	ended	ended	ended
	September		March 31,	March 31,	March 31,	March 31,	March 31,
	30, 2011		2011	2010	2009	2008	2007 *
Total return before incentive fee(1)	(8.54	)% (2)	0.69%	17.10%	(20.94)%	3.95%	7.73%
Incentive fee	0.00	% (2)	(0.01)%	(0.01)%	(0.01)%	(0.40)%	(1.10)%

Total return after incentive fee(1)	(8.54	)% (2)	0.68%	17.09%	(20.95)%	3.55%	6.63%

Members’ capital, end of period (000’s)	$12,801		$14,986	$18,690	$28,092	$47,315	$53,281

Ratios to average net assets(3)

Net investment loss ratio,
before waivers and reimbursements	(4.39	)% (4)	(4.16)%	(3.16)%	(2.62)%	(2.73)%	(3.48)%
net of waivers and reimbursements	(2.08	)% (4)	(2.09)%	(2.06)%	(2.00)%	(2.40)%	(3.04)%

Expense ratio before incentive fee,
before waivers and reimbursements	4.39	% (4)	4.15%	3.18%	2.68%	2.39%	2.41%
net of waivers and reimbursements	2.08	% (4)	2.08%	2.08%	2.06%	2.06%	1.97%

Expense ratio before incentive fee,
net of waivers and reimbursements	2.08	% (4)	2.08%	2.08%	2.06%	2.06%	1.97%
Incentive fee	0.00	% (2)	0.01%	0.01%	0.02%	0.40%	1.10%

Expense ratio after incentive fee, net of waivers and reimbursements	2.08	% (4)	2.09%	2.09%	2.08%	2.46%	3.07%

Portfolio turnover(5)	8.85	% (2)	85.88%	24.25%	2.31%	32.69%	5.78%

*	On July 1, 2006, the Fund converted into a feeder fund of PNC Long Short Master Fund LLC. Performance information prior to July 1, 2006 was that of the stand-alone Fund.

(1)	Total return is calculated for all Members taken as a whole. A Member’s return may vary from these returns based on the timing of capital transactions. Total return is calculated for the period indicated.

(2)	Not annualized.

(3)	Does not include expenses of the Investment Funds in which the Master Fund invests. The net investment income, expense and incentive fee ratios are calculated for all Members taken as a whole, and include income and expenses allocated from the Master Fund. The computation of such ratios based on the amount of income and expenses and incentive fee assessed to a Member’s capital may vary from these ratios based on the timing of capital transactions. The Manager has contractually agreed to waive certain Fund expenses. See Note 4C in Notes to Financial Statements.

(4)	Annualized.

(5)	The portfolio turnover shown represents the Master Fund’s portfolio turnover for July 1, 2006 to March 31, 2007 and the years ended March 31, 2008, March 31, 2009, March 31, 2010, March 31, 2011, and the six-month period ended September 30, 2011.Portfolio turnover for the Fund from April 1, 2006 to June 30, 2006 was 4.21%. Portfolio turnover is calculated for the periods indicated.
The accompanying notes are an integral part of these financial statements.

PNC Long-Short TEDI Fund LLC
Consolidated Financial Highlights (In Liquidation) (Unaudited)

	Six-month
	period		Year	Year	Year	Year	Period
	ended		ended	ended	ended	ended	ended
	September		March 31,	March 31,	March 31,	March 31,	March 31,
	30, 2011		2011	2010	2009	2008	2007 *
Total return before incentive fee(1)	(9.47	)%(2)	(0.91)%	16.74%	(23.29)%	3.53%	10.60	%(2)
Incentive fee	0.00	%(2)	(0.06)%	(0.25)%	(0.01)%	(0.37)%	(1.12	)%(2)

Total return after incentive fee(1)	(9.47	)%(2)	(0.97)%	16.49%	(23.30)%	3.16%	9.48	%(2)

Members’ capital, end of period (000’s)	$1,241		$1,373	$722	$1,732	$2,368	$2,121

Ratios to average net assets(3)

Net investment loss ratio,
before waivers and reimbursements	(15.61	)%(4)	(15.27)%	(10.67)%	(8.25)%	(8.46)%	(13.92	)%(4)
net of waivers and reimbursements	(4.18	)%(4)	(3.94)%	(3.57)%	(2.75)%	(2.86)%	(4.78	)%(4)
Expense ratio before incentive fee,
before waivers and reimbursements	15.61	%(4)	15.22%	10.45%	8.31%	8.19%	12.21	%(4)
net of waivers and reimbursements	4.18	%(4)	3.89%	3.36%	2.81%	2.59%	3.07	%(4)
Expense ratio before incentive fee,
net of waivers and reimbursements	4.18	%(4)	3.89%	3.36%	2.81%	2.59%	3.07	%(4)
Incentive fee	0.00	%(2)	0.05%	0.24%	0.02%	0.33%	1.33	%(2)

Expense ratio after incentive fee, net of waivers and reimbursements	4.18	%(4)	3.94%	3.60%	2.83%	2.92%	4.40	%(4)

Portfolio turnover(5)	8.85	%(2)	85.88%	24.25%	2.31%	32.69%	5.78	%(2)

*	The TEDI Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1)	Total return is calculated for all Members taken as a whole. A Member’s return may vary from these returns based on the timing of capital transactions. Total return is calculated for the period indicated.

(2)	Not annualized.

(3)	Does not include expenses of the Investment Funds in which the Master Fund invests. The net investment income, expense and incentive fee ratios are calculated for all Members taken as a whole, and include income and expenses allocated from the Master Fund. The computation of such ratios based on the amount of income and expenses and incentive fee assessed to a Member’s capital may vary from these ratios based on the timing of capital transactions. The Manager has voluntarily agreed to waive certain TEDI Fund expenses. See Note 4C in Notes to Financial Statements.

(4)	Annualized.

(5)	The portfolio turnover shown represents the Master Fund’s portfolio turnover and is calculated for the periods indicated.
The accompanying notes are an integral part of these financial statements.

PNC Long-Short Master Fund LLC
Financial Highlights (In Liquidation) (Unaudited)

	Six-month
	period		Year	Year	Year	Year	Period
	ended		ended	ended	ended	ended	ended
	September		March 31,	March 31,	March 31,	March 31,	March 31,
	30, 2011		2011	2010	2009	2008	2007 *
Total return(1)	(8.95	)%(2)	(0.07)%	16.72%	(20.74)%	4.11%	11.33	%(2)

Members’ capital, end of period (000’s)	$13,976		$16,411	$19,325	$29,806	$50,086	$55,949

Ratios to average net assets(3)
Net investment loss	2.98	%(4)	(2.73)%	(2.32)%	(1.93)%	(1.80)%	(1.92	)% (4)
Net operating expenses	(2.98	)%(4)	2.73%	2.34%	2.00%	1.85%	1.96	%(4)

Portfolio turnover rate	8.85	%(2)	85.88%	24.25%	2.31%	32.69%	5.78	%(2)

*	The Master Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1)	Total return is calculated for all the Members taken as a whole. A Member’s return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period indicated.

(2)	Not annualized.

(3)	Does not include expenses of the Investment Funds in which the Master Fund invests. The net investment income and expense ratios are calculated for all Members taken as a whole. The computation of such ratios based on the amount of income and expenses assessed to a Member’s capital account may vary from these ratios based on the timing of capital transactions.

(4)	Annualized.
The accompanying notes are an integral part of these financial statements.

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Unaudited)
Six-Month Period Ended September 30, 2011
1. Organization
PNC Long-Short Fund LLC (the “Fund”), PNC Long-Short TEDI Fund LLC (the “TEDI Fund”, and together with the Fund, the “Feeder Funds”) and PNC Long-Short Master Fund LLC (the “Master Fund”) are limited liability companies organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, investment management companies. The Fund’s and TEDI Fund’s interests (“Interests”) are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

The Fund was formed on May 8, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Board of Directors (the “Board”) approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the Members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $47,654,658, including its interests in the underlying investment funds to the Master Fund. The Fund owned 91.1% of the Master Fund as of September 30, 2011.

The TEDI Fund was formed on August 4, 2005 with operations commencing on July 1, 2006. The TEDI Fund invests substantially all of its investable assets into the PNC Long-Short Cayman Fund LDC (the “Offshore Fund”), which commenced operations on July 1, 2006. The TEDI Fund owned 100% of the Offshore Fund, and the Offshore Fund owned approximately 8.9% of the Master Fund as of September 30, 2011. As the TEDI Fund controls all of the operations of the Offshore Fund, the TEDI Fund financial statements are the consolidation of the TEDI Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.

The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $47,654,658 (comprised of $46,831,482 of fund investments, $727,501 of cash, and $95,675 of receivable from fund investments sold) from the Fund on July 1, 2006. Unrealized appreciation on the fund investments of $12,294,453 was included in the transfer.

The Master Fund’s investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of an equity-oriented, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) who employ a variety of alternative investment strategies that, when balanced with other strategies, lower the correlation of the Master Fund’s total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies, although there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event-driven strategies.

The Board has overall responsibility for the oversight of the operations of the Fund, TEDI Fund and Master Fund (the “Funds”) on behalf of the Members. The Board consists of persons who are not “interested persons” (as defined in the 1940 Act).

PNC Capital Advisors, LLC (the “Manager”), a Delaware limited liability company, serves as manager of the Funds pursuant to an Investment Management Agreement, each with the Fund,

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
TEDI Fund and Master Fund, dated January 22, 2010. The Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and is an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). The Manager supervises the management of the day-to-day operations of the Funds subject to the supervision of the Board.

At September 30, 2011, PNC Investment Company, LLC, an affiliate of the Manager, had capital balances in the Fund and TEDI Fund of $10,681,447 (77.6%) and $122,630 (9.9%), respectively, prior to any September 30, 2011 tender amounts redeemed from the respective fund.

The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Robeco Investment Management, Inc. (formerly, Robeco-Sage Capital Management, LLC) (the “Adviser”) pursuant to an Investment Advisory Agreement dated June 30, 2006. The Adviser is registered as an investment adviser under the Advisers Act.

Generally, initial and additional subscriptions for limited liability company Interests by eligible Members may be accepted at such times as the Funds may determine. The Funds reserve the right to reject any subscriptions for Interests in the Funds. The Funds from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. The financial statements of the Master Fund should be read in conjunction with the financial statements of the Fund and the consolidated financial statements of the TEDI Fund (altogether, the “Financial Statements”).

On September 8, 2011, upon recommendation of the Manager to the Funds, the Board of Directors of the Funds voted to liquidate the Funds. Members with interests in any of the Funds were notified of the liquidations and provided with additional details regarding the process and timing of the liquidations. As part of the liquidation process, the Master Fund shall make distributions of its assets to the Feeder Funds in proportion to the relative number of Master Funds’ interests held by the Feeder Funds, and the Feeder Funds shall first make cash payments to all of their Members that are not affiliates of the Feeder Funds or the Manager (the “Non-Affiliated Members”) in complete liquidation of the Non-Affiliated Members’ Interests.
2. Recent Accounting Developments
In May 2011, the FASB issued amendments to the Accounting Standards Update for Fair Value Measurement (the “ASU”). The ASU requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. The ASU expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. The amendments are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact on the Master Fund’s Members’ capital or results of operations.

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
3. Significant Accounting Policies
The Funds’ Financial Statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of the significant accounting policies followed by the Funds:
A.	Portfolio Valuation

The net asset values (assets less liabilities, including accrued fees and expenses) of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Feeder Funds’ investment in the Master Fund represents substantially all of the Feeder Funds’ assets. All investments owned are carried at fair value, which is the portion of the net asset values of the Master Fund held by the Feeder Funds.

The Master Fund’s investment valuation policy is set forth below.

B.	Investment Valuation

The Master Fund’s investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of Investment Funds as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund’s valuation policies and reported at the time of the Master Fund’s valuation. As a general matter, the fair value of the Master Fund’s interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund’s ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund’s interest in the Investment Fund, the Master Fund determines the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange, and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

In accordance with GAAP, authoritative guidance on fair value measurements and disclosures establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund can access at the measurement date;

• Level 2	Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3	Inputs which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency, the ability to redeem at net asset value at the measurement date and the existence or absence of certain restrictions at the measurement date. If the Master Fund has the ability to redeem from the investment at the measurement date or in the near-term (within one quarter of the measurement date) at net asset value, the investment is classified as a Level 2 fair value measurement. Alternatively, if the Master Fund will never have the ability to redeem at its option from the investment or is restricted from redeeming for an uncertain or extended period of time from the measurement date, the investment is classified as a Level 3 fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund’s investments are measured at September 30, 2011:

Investments by Investment Strategy	Level 1	Level 2	Level 3	Total

Investment Funds
Event-Driven	$—	$—	$654,955	$654,955
Long/Short — Long-Biased	—	3,233,155	20,445	3,253,600
Long/Short — Variable Exposure	—	1,032,991	2,704,795	3,737,786
Affiliated Registered Investment Company	1,882,663	—	—	1,882,663

Total Investments by Investment Strategy	$1,882,663	$4,266,146	$3,380,195	$9,529,004

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
The following table summarizes the changes in fair value of the Master Fund’s Level 3 investments for the six-month period ended September 30, 2011.

			Change in
			unrealized			Net Level 3	Balance as of
	Balance as of	Realized gain /	appreciation /			transfers	September 30,
Description	March 31, 2011	(loss)	depreciation	Purchases	Sales	in/(out)	2011

Event-Driven	$796,103	$(235,516)	$205,696	$—	$(111,328)	$—	$654,955
Long/Short — Long- Biased	3,421,030	328,463	(450,585)	—	(3,278,463)	—	20,445
Long/Short - Variable Exposure	3,254,932	35,043	(85,180)	—	(500,000)	—	2,704,795

Total	$7,472,065	$127,990	$(330,069)	$—	$(3,889,791)	$—	$3,380,195

			Long/Short -
		Long/Short -	Variable
	Event-Driven	Long-Biased	Exposure
Change in unrealized appreciation/depreciation included in earnings related to the securities still held at reporting date	$(26,070)	$(3,555)	$(44,070)
For the six-month period ended September 30, 2011, there have been no significant changes to the Master Fund’s fair valuation methodologies. The Master Fund did not hold any investments with unfunded commitments on September 30, 2011.
C.	Income Recognition and Security Transactions

Dividend income is recorded on the ex-dividend date. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund or Master Fund. Realized gains and losses from Investment Fund transactions are calculated on the average cost basis.

Distributions from an Investment Fund, if any, will be classified as investment income or realized gains in the Statement of Operations of the Master Fund, or alternatively, as a decrease to the cost of the Investment Fund based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

The Feeder Funds will bear, as investors in the Master Fund, their share of the income, realized and unrealized gains and losses of the Master Fund.

D.	Segregated Investments

A portion of the Feeder Funds’ investments in the Master Fund are segregated to cover amounts due to Feeder Funds for tender offers. In addition, certain of the Master Fund’s investments may be segregated to finance the repurchase of Interests from tender offers.

E.	Fund Expenses

The Funds bear all expenses incurred in their businesses other than those that the Manager assumes. The expenses of the Funds include, but are not limited to, the following: all costs and

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
expenses related to investment transactions and positions for the Master Fund’s account; legal fees; administrative fees; auditing fees; custodial fees; costs of insurance; registration expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. The Master Fund allocates the expenses it incurs to the Feeder Funds. In addition, the Master Fund pays the expense allocated to, and incurred by, the Feeder Funds and is reimbursed by the Feeder Funds through the redemption of Interests by the Feeder Funds. Expenses common to all Funds are allocated to the Funds using methodologies appropriate for a given circumstance including a fixed or straight-line allocation across Funds and/or on the basis of Members’ capital of the Funds.

The Investment Managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These allocations/fees include management fees based upon the net asset value of the Master Fund’s investment and an incentive or performance fee based upon the Master Fund’s share of net profits in the Investment Fund. For the six-month period ended September 30, 2011, allocations/fees for these services ranged from 1.5% to 2.0% annually for management fees and ranged from 15% to 20% annually for the performance or incentive allocations.

F.	Income Taxes

The Funds intend to operate, and have elected to be treated, as partnerships for Federal income tax purposes. Each Member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. Tax years 2008, 2009, 2010 and 2011 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Funds are subject to other filing requirements. The Funds may make payments to state and local tax agencies during the year for interest and/or penalties. Such payments, if any, are shown as a tax expense on each Fund’s Statement of Operations.

The Funds review and evaluate tax positions in their major jurisdictions and determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Funds have determined the major tax jurisdictions where the Funds are organized and where the Master Fund makes investments; however, no reserves for uncertain tax positions were required to have been recorded for any of the Funds’ open tax years. As a result, no other income tax liability or expense has been recorded in the accompanying Financial Statements.

On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

G.	Distribution Policy

The Feeder Funds have no present intention of making periodic distributions of net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
H.	Capital Accounts

Monthly net profits or net losses of the Fund, TEDI Fund and Master Fund will be allocated to the capital accounts of the respective fund’s Members as of the last day of each month-end in accordance with Members’ respective investment percentages of the Fund, TEDI Fund or Master Fund. Net profits or net losses will be measured as the net change in the value of the Members’ capital of the respective fund during a month, or portion thereof, before giving effect to any repurchases of interest in the fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the fund, such as incentive fees and withholding taxes, other than in accordance with the Members’ respective investment percentages.

Interests or portions of Interests in Members’ capital that have been tendered and accepted by the Funds for repurchase are reclassified as Notes payable for tender offers in the Statements of Assets and Liabilities. A Member will continue to receive an allocation of net profits or net losses in respect to the tendered interest of the respective fund during the fiscal period through the valuation date stated in the tender offer. Variances between prior period estimated tender amounts and the final accepted amounts at valuation date are reflected as increases or decreases to capital in the current reporting period and are included in the Feeder Funds’ cost of Interests repurchased (net of adjustment for prior period tenders) on the Statements of Changes in Members’ Capital.

I.	Restricted Cash

The Feeder Funds hold non-interest bearing restricted cash, which serves as collateral for the notes payable for the tender offers. As of September 30, 2011, the Fund and TEDI Fund held restricted cash balances of $107,143 and $0, respectively.

J.	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Funds’ financial statements are reasonable and prudent; however, actual results could differ from these estimates.
4. Related Party Transactions
A.	Management Fees

The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the Members’ capital of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases of Interests by the Master Fund that have not settled as of the end of the quarter. The Manager pays the Adviser half of the management fees earned from the Master Fund.

B.	Incentive Fees

The Feeder Funds pay the Manager an annual incentive fee (“Incentive Fee”), payable at the fiscal period-end (the “Incentive Period”), equal to 10% of each Member’s net profits in excess of such Member’s Loss Carryforward Amount. The “Loss Carryforward Amount” for each Member commences at zero and, for each Incentive Period, is increased or reduced by the net

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
losses or net profits, respectively, allocated to each Member’s capital account for such Incentive Period. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

C.	Expense Limitation

Pursuant to the Expense Limitation Agreement, the Manager has contractually agreed to waive and/or reimburse the Fund’s expenses to the extent necessary to ensure that the annualized ordinary operating expenses (excluding the Incentive Fee, if any) will not exceed 2.08% of the Fund’s average Members’ capital. The Expense Limitation Agreement will remain in effect through June 30, 2012 and will automatically renew for successive one year periods thereafter unless the Manager, the Fund or the Fund and the Master Fund provide at least 30 days written notice of termination to the other parties. Certain operating expenses of the TEDI Fund have been voluntarily paid by the Manager. These voluntary payments are temporary and the Manager may terminate all or a portion of these voluntary payments at any time and without notice to Members.

D.	Administration and Other Fees

The Funds have also retained the Manager to serve as the administrator and pay the Manager an administration fee at an annual rate of 0.20% and 0.25% of Members’ capital of the Master Fund and Feeder Funds, respectively, plus a $15,000 flat fee for each Feeder Fund. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as sub-administrator to provide administrative, accounting and investor services, as well as serve in the capacity of transfer and distribution disbursing agent for the Funds. As compensation for services provided, the Manager pays BNY Mellon a fee pursuant to a written agreement between the Manager and BNY Mellon. BNY Mellon also serves as escrow agent for the Feeder Funds.

BNY Mellon Investment Servicing Trust Company serves as custodian for the Master Fund’s and Feeder Funds’ assets.

E.	Board Fees

Each Board member receives an annual retainer, payable quarterly in arrears by the Master Fund of $6,333 plus a $500 fee for each regular meeting attended, as well as a fee for special or telephonic meetings. Each Board member also receives an annual retainer of $1,000 for each Feeder Fund. The Board members will not receive any fees from the Feeder Funds for attending regular, special or telephonic Board meetings. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional annual retainer from the Master Fund of $3,000 and $667, respectively. The Funds also reimburse all Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Fund, TEDI Fund and Master Fund for the six-month period ended September 30, 2011 were $48,437, $7,797 and $48,686, respectively, which includes $44,663 and $4,023 allocated from the Master Fund to the Fund and TEDI Fund, respectively.

Directors who receive fees are eligible for participation in the Funds’ Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan, which became effective January 1, 2010, allows each eligible Director to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
F.	Investment Adviser

Effective July 1, 2010, Robeco Investment Management, Inc. assumed responsibility from Advantage Advisers Management, LLC as investment adviser for the Master Fund.
5.	Investment in Affiliated Registered Investment Company
Pursuant to Securities and Exchange Commission rules, the Master Fund may invest in affiliated money market funds offered by PNC Funds and PNC Advantage Funds, each an investment management company registered under the 1940 Act for which the Manager acts as investment adviser. The total net purchases of PNC Advantage Institutional Money Market Fund for the six-month period ended September 30, 2011 was $1,343,791.
6.	Concentration of Risk
The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds’ net asset value.
Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.
The following table summarizes the liquidity provisions related to the Master Fund’s investments in Investment Funds by investment strategy at September 30, 2011:

				Estimated
Investment Funds			Redemption	Remaining
by Investment Strategy	Fair Value	Redemption Period	Notice Period	Holding Period (2)

Event-Driven (A)
Restricted (1)	$654,955	N/A	N/A	Unknown

Long/Short — Long-Biased (B)
Restricted (1)	20,445	Quarterly	45-60 days	6-9 months
Unrestricted	3,233,155	Monthly - Quarterly	45-90 days	None

Long/Short — Variable Exposure (C)
Restricted (1)	2,704,795	Quarterly - Semi-Annually	60 days	3-9 months
Unrestricted	1,032,991	Quarterly	45 days	None

(1)	As of September 30, 2011, certain of these Investment Funds have notified the Master Fund of certain restrictions on liquidity which may include side pocket investments, suspended redemptions, restrictions from redeeming for an extended period of time from the measurement date or other restrictions. Certain other Investment Funds have redemption terms which inhibit liquidity for a period greater than 90 days.

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011

(2)	Represents remaining holding period of locked-up Investment Funds or estimated remaining restriction period for illiquid investments such as side pockets and suspended redemptions. For some illiquid investments, the remaining holding period is unknown and is either stated in the table or excluded from the range shown for other investments in the strategy.

(A)	Event-driven strategies, in general, are approaches that seek to benefit from merger arbitrage, equity restructurings, spin-offs, stub trades, asset sales and liquidations.

(B)	In long/short equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. A long-biased approach tends to hold considerably more long positions than short positions.

(C)	In long/short equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers’ stock picking ability, on both the long and the short side, is a key to the success of these Portfolio Funds. A manager who runs a variable exposure is said to have the flexibility of being net long or short within a range of around plus/minus 25%, based on the manager’s opportunity set.
7.	Financial Instruments with Off-Balance Sheet Risk
In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.
8.	Guarantor Obligations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
9.	Investment Transactions
For the six-month period ended September 30, 2011, the aggregate purchases and sales of the Master Fund by the Fund amounted to $139,685 and $1,049,287, respectively, and by the TEDI Fund amounted to $35,806 and $73,566, respectively. For the same period, aggregate purchases and sales of investments (excluding short-term securities) by the Master Fund were $1,300,000 and $7,856,813, respectively.
10.	Tender Offer
On February 26, 2010, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.0 million of the Members’ capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value on June 30, 2010. Tenders with a value of $1,903,198 were received and accepted by the Master Fund from Members. Members received a payment on August 2, 2010.
On February 26, 2010, the Fund and TEDI Fund each offered to purchase in cash an amount of Interests or portions of Interest up to $1.0 million of Members’ capital tendered by Members of the Fund and TEDI Fund at prices equal to the net asset values at June 30, 2010. Tenders with values in

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
the amount of $969,842 and $933,356 were received and accepted by the Fund and TEDI Fund, respectively, from limited Members. Non-interest bearing promissory notes were issued by the Fund and TEDI Fund entitling the Members to a payment on or about 30 days after June 30, 2010. Members of the Fund and TEDI Fund received initial payments of $872,858 and $840,020, respectively, on August 3, 2010 and the remaining amounts were paid promptly after completion of the Fund’s and TEDI Fund’s March 31, 2011 year-end audits.
On June 30, 2010, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $1.1 million of the Members’ capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value on September 30, 2010. Tenders with a value of $1,001,039 were received and accepted by the Master Fund from Members. Members received a payment on November 2, 2010.
On June 30, 2010, the Fund and TEDI Fund offered to purchase in cash an amount of Interests or portions of Interest up to $1.0 million and $100,000, respectively, of Members’ capital tendered by Members of the Fund and TEDI Fund at prices equal to the net asset values at September 30, 2010. Tenders in the amount of $1,001,039 were received and accepted by the Fund from limited Members. No tenders were received or accepted by the TEDI Fund from limited Members. Non-interest bearing promissory notes were issued by the Fund entitling the Members to a payment on or about 30 days after September 30, 2010. Members of the Fund received initial payments of $900,935 on November 2, 2010 and the remaining amount was paid promptly after completion of the Fund’s March 31, 2011 year-end audit.
On September 10, 2010, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $1.1 million of the Members’ capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value on December 31, 2010. Tenders with a value of $983,476 were received and accepted by the Master Fund from Members. Members received a payment on January 28, 2011.
On September 10, 2010, the Fund and TEDI Fund offered to purchase in cash an amount of Interests or portions of Interest up to $1.0 million and $100,000, respectively, of Members’ capital tendered by Members of the Fund and TEDI Fund at prices equal to the net asset values at December 31, 2010. Tenders in the amount of $983,476 were received and accepted by the Fund from limited Members. No tenders were received or accepted by the TEDI Fund from limited Members. Non-interest bearing promissory notes were issued by the Fund entitling the Members to an initial payment in an amount equal to at least 90% of the tender, on or about 30 days after December 31, 2010. Members of the Fund received initial payments of $885,129 on January 31, 2011 and the remaining amounts were paid promptly after completion of the Fund’s March 31, 2011 year-end audit.
On November 15, 2010, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $1.1 million of the Members’ capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value on March 31, 2011. Tenders with a value of $1.0 million were received and accepted by the Master Fund from Members. Members received a payment on April 29, 2011.
On November 15, 2010, the Fund and TEDI Fund offered to purchase in cash an amount of Interests or portions of Interest up to $1.0 million and $100,000, respectively, of Members’ capital tendered by Members of the Fund and TEDI Fund at prices equal to the net asset values at March 31, 2011.

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
Tenders in the amount of $1.0 million were received and accepted by the Fund from limited Members. No tenders were received or accepted by the TEDI Fund from limited Members. Non-interest bearing promissory notes were issued by the Fund entitling the Members to an initial payment in an amount equal to at least 90% of the tender, on or about 30 days after March 31, 2011. Members of the Fund received initial payments of $900,000 on May 4, 2011 and the remaining amount will be paid in conjunction with the liquidation process for the Fund.
On February 28, 2011, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $1.1 million of the Members’ capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value on June 30, 2011. Tenders in the amount of $1,071,431 were received and accepted by the Master Fund from Members. Members received a payment on July 29, 2011.
On February 28, 2011, the Fund and TEDI Fund offered to purchase in cash an amount of Interests or portions of Interest up to $1.0 million and $100,000, respectively, of Members’ capital tendered by Members of the Fund and TEDI Fund at prices equal to the net asset values at June 30, 2011. Tenders in the amount of $1,071,431 were received and accepted by the Fund from limited Members. No tenders were received or accepted by the TEDI Fund from limited Members. Non-interest bearing promissory notes were issued by the Fund entitling the Members to an initial payment in an amount equal to at least 90% of the tender, on or about 30 days after June 30, 2011. Members of the Fund received initial payments of $964,288 on July 29, 2011 and the remaining amount will be paid in conjunction with the liquidation process for the Fund.
On June 30, 2011, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to 1.1 million of the Members’ capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value on September 30, 2011. Tenders in the amount of $968,842 were received and accepted by the Master Fund from the Members. Members received a payment on October 28, 2011.
On June 30, 2011, the Fund and TEDI Fund offered to purchase in cash an amount of Interests or portions of Interest up to $1.0 million and $100,000, respectively, of Members’ capital tendered by Members of the Fund and TEDI Fund at prices equal to the net asset values at September 30, 2011. Tenders in the amount of $968,842 were received and accepted by the Fund from limited Members. No tenders were received or accepted by the TEDI Fund from limited Members. Non-interest bearing promissory notes were issued by the Fund entitling the Members to initial payment in an amount equal to at least 90% of the tender, on or about 30 days after September 30, 2011. Members of the Fund received initial payments of $871,958 on October 28, 2011 and the remaining amounts will be paid in conjunction with the liquidation process for the Fund (see Note 12).
11.	Line of Credit
The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays an annual facility fee to Boston Private Bank & Trust Company and interest equal to one quarter of one percent of the amount of the facility outstanding. For the six-month period ended September 30, 2011, the Master Fund had no borrowings outstanding.

PNC Long-Short Funds
Notes to Financial Statements (In Liquidation) (Continued) (Unaudited)
Six-Month Period Ended September 30, 2011
12.	Subsequent Events

Effective October 1, 2011, the Robeco-Sage division of Robeco Investment Management, Inc. (the “Adviser”) merged with and into Arden Asset Management (“Arden”), a registered investment adviser focused solely on hedge fund investing (the “Transaction”). As a result of the Transaction, the existing investment advisory agreement between the Master Fund, Adviser and the Manager, which became effective August 31, 2010 and was continued by the Master Fund’s Board of Directors (the “Board”) on June 1, 2011 for another 12-month period beginning September 1, 2011, terminated effective October 1, 2011. As of October 1, 2011, the Manager has assumed the responsibility for the day-to-day management of the Master Fund.

As of November 14, 2011, the Master Fund’s holdings of cash and equivalents amount to $7,449,560, representing 53.30% of the total value of Member’s Capital as of September 30, 2011.

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on the evaluation, no adjustments were required to the financial statements as of September 30, 2011.

PNC Long-Short Funds
Board Approval of Investment Advisory Agreements (In Liquidation) (Unaudited)
Six-Month Period Ended September 30, 2011
The Investment Management Agreement authorizes the Manager to employ an adviser to assist the Manager in the performance of its investment management responsibilities, including any or all of the investment advisory services, provided that any fees or compensation payable to such adviser are paid by the Manager. The Board of Directors of the Master Fund and the Feeder Funds, including a majority of the Independent Directors, met in person on June 1, 2011 and approved the renewal of the Investment Advisory Agreement between the Master Fund, the Manager and the Robeco Investment Management, Inc. (“Robeco” or the “Adviser”) for a one-year period commencing September 1, 2011.
In reaching their decision to approve the renewal of the Investment Advisory Agreement, the Directors met with personnel of Robeco and PNC Capital to discuss the desirability of continuing Robeco as the Adviser to the Master Fund. The Directors reviewed, with independent counsel to the Directors, the comprehensive written materials prepared by Robeco in response to the request by the Adviser and counsel to the independent Directors, which materials addressed the nature of the advisory services provided by Robeco, including the personnel dedicated to performing services for the Master Fund and the research, due diligence and investment selection process utilized by Robeco; the performance of Robeco, including the performance of its other similarly managed accounts; the profitability of Robeco related to providing advisory services to the Master Fund; the operations, policies and procedures and compliance systems of Robeco, including procedures governing the valuation of underlying funds and the allocation of investment opportunities; and risk management and monitoring measures.
The Directors considered whether the Investment Advisory Agreement continues to be in the best interests of the Master Fund, the Feeder Funds and their members, an evaluation based primarily on the nature and quality of the services provided by the Robeco and the overall fairness of the agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment performance of Master Fund and the investment and business operations capabilities of Robeco. Based on this review, the Directors concluded that Robeco had the capabilities, resources and personnel necessary to manage the Master Fund.
With respect to the overall reasonableness of the Investment Advisory Agreement, the Directors considered the fee structure of the Investment Advisory Agreement and the profitability of Robeco from its association with the Master Fund. The Directors also considered that the advisory fee remained the same and that the structure provides for an asset-based management fee and performance-based incentive fees. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors. The Directors recognized that the negotiation of the subadvisory fee is an arms’ length transaction between the Manager and Robeco. The Directors noted that because the assets of Master Fund had not yet grown to the point where economies of scale could be realized, there was no basis at this time to consider a change in the advisory fee structure.
Independent counsel to the Directors reviewed with the Directors their responsibilities in considering the renewal of advisory agreements. Based on their evaluation of all material factors, including those described above, the Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable and that the approval of the continuation of the Investment Advisory Agreement is in the best interests of the Master Fund, the Feeder Funds and their members.

PNC Long — Short Funds
Other Information (In Liquidation) (Unaudited)
Six-Month Period Ended September 30, 2011
Portfolio Holdings Disclosure
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission’s website at http://www.sec.gov.

Manager and Administrator
PNC Capital Advisors, LLC
Two Hopkins Plaza
Baltimore,Maryland 21201
Adviser
Robeco Investment Management, Inc.
909 Third Avenue
New York, NY 10022
Sub-Administrator
BNY Mellon Investment Servicing (US) Inc.
400 Bellevue Parkway
Wilmington, DE 19809
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston,MA 02199-3600
Custodian
BNY Mellon Investment Servicing Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

On September 8, 2011, upon recommendation of PNC Capital Advisors, LLC, the Investment Manager (the “Manager”) to PNC Long-Short Master Fund LLC, PNC Long-Short Fund LLC and PNC Long-Short TEDI Fund LLC (collectively, the “Funds”), the Boards of Directors of the Funds voted to liquidate the Funds. Members with interests in any of the Funds were notified of the liquidations and provided with additional details regarding the process and timing of the liquidations.
Effective October 1, 2011, the Robeco-Sage division of Robeco Investment Management, Inc. (the “Adviser”) merged with and into Arden Asset Management, a registered investment adviser focused solely on hedge fund investing (the “Transaction”). As a result of the Transaction, the existing investment advisory agreement between the Master Fund, Adviser and the Manager, which became effective August 31, 2010 and was continued by the Master Fund’s Board of Directors (the “Board”) on June 1, 2011 for another 12-month period beginning September 1, 2011, terminated effective October 1, 2011. As of October 1, 2011, the Manager has assumed the responsibility for the day-to-day management of the Master Fund, although the Manager is only acting as a liquidator for the Master Fund and is not managing the Master Fund as a portfolio manager.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	At the date of filing this Form N-CSR, there were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Long-Short TEDI Fund LLC

By (Signature and Title)*	/s/ Kevin A. McCreadie Kevin A. McCreadie, President (principal executive officer)
Date November 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie Kevin A. McCreadie, President (principal executive officer)
Date November 22, 2011

By (Signature and Title)*	/s/ John Kernan John Kernan, Treasurer (principal financial officer)
Date November 22, 2011

*	Print the name and title of each signing officer under his or her signature.